OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OPERATING SEGMENTS

NOTE 32 – OPERATING SEGMENTS:

The Company and its subsidiaries are engaged in the following three segments:

a.	Maintenance services to the military utilizing the application of advanced engineering capabilities as well as development of related products for the civilian and retail markets. (“Advanced Engineering”)

b.	Retail automation solutions – Smart Carts (“Smart Carts”)
c.	Manufacturing and selling of precision metal parts – “Precision Metal Parts”

	Year Ended December 31, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$3,084	$2,619	$6,128	$11,831
Inter-segment	-	(456)	-	(456)
Total	3,084	2,163	6,128	11,375

Segment operational loss (gain)	1,389	317	16,362	18,068
Gain on revaluation of warrant liability				(1,255)
Loss on impairment of goodwill				1,027
Finance expense, net				217
Tax expenses				-
Loss				$18,057

(*)	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 51.5% of the Company’s revenues for the year ended December 31, 2023. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
(**)	All revenues are generated in the state of Israel.
(**)	All non-current assets are located in the state of Israel.

	Year Ended December 31, 2022
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$3,958	$1,705	$3,688	$9,351
Total	3,958	1,705	3,688	9,351

Segment operational loss (gain)	761	(60)	16,001	16,702
Loss on revaluation of warrant liability				254
Finance expense, net				1,391
Tax expenses				-
Loss				$18,347

(*)	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 39.4% of the Company’s revenues for the year ended December 31, 2022. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
(**)	All revenues are generated in the state of Israel.
(**)	All non-current assets are located in the state of Israel.

	Year Ended December 31, 2021
	Precision Metal Parts	Advanced Engineering	Smart Carts (*)	Total (**)
Revenues
External	$-	$1,935	$750	$2,685
Total	-	1,935	750	2,685

Segment operational loss	-	1,034	8,128	9,162
Loss on revaluation of warrant liability				30,895
Finance expense, net				91
Tax expenses				142
Loss				$40,290

(*)	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 27.9% of the Company’s revenues for the year ended December 31, 2021. Revenues from the advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
(**)	All revenues are generated in the state of Israel.
(**)	All non-current assets are located in the state of Israel.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 32 – OPERATING SEGMENTS (CONTINUED):

	As at December 31, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts	Adjustment & Elimination	Total
Segment assets	$2,316	$1,249	$4,954	$-	$8,519
Segment liabilities	$3,507	$832	$6,489	$-	$10,828

	As at December 31, 2022
	Precision Metal Parts	Advanced Engineering	Smart Carts	Adjustment & Elimination	Total
Segment assets	$2,741	$1,162	$8,791	$-	$12,694
Segment liabilities	$3,575	$1,043	$5,187	$-	$9,805